LEGAL SETTLEMENTS, ACQUISITION AND RESTRUCTURING COSTS (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Merger And Acquisition Costs	$ 9	$ 0	$ 10	$ 15
Legal settlements	221	(23)	217	(6)
Impairment of long-lived assets	3	3	14	3
Restructuring expenses	39	11	60	13
Total	$ 272	$ (9)	$ 301	$ 25